Expense Example - Transamerica Large Core	R4 1 year	R4 3 years	R4 5 years	R4 10 years	R 1 year	R 3 years	R 5 years	R 10 years	I3 1 year	I3 3 years	I3 5 years	I3 10 years
USD ($)	80	249	433	966	104	325	563	1,248	53	167	291	653